SCHEDULE OF COST REVENUES FROM RELATED PARTIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Cost of Revenue	$ 1,400,522	$ 875,418	$ 3,018,507	$ 2,402,685	$ 3,659,805	$ 1,673,367
Cost of revenue related parties					663,976	308,381
Cost of revenues from related parties			763,663	508,867
Dongguan Baxi Food Distribution Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			27,916	56,588
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			78,474	45,701
Dongguan Pengqin Drinking Water Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			63,429	44,047
Dongguan Dengqinghu Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			2,043	7,758
Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			60,614	51,943
Dongguan Anxiang Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			95,045	140,043
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			112,598	115,077
Dongguan Dalingshan Runxin Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			26,174	23,070
Dongguan City Yijia Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			$ 297,370	$ 24,640
Dongguan Anxiang Technology Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					56,598	57,426
Guangfong Jiaduonuo Shengshi Tradong Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					109,936	21,641
Dongguan Baxi Food Distribution Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					124,896	75,274
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					99,502	29,122
Dongguan Pengqin Drinking Water Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					89,475	38,116
Dongguan Tailai Trading Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					113,893	86,802
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					$ 69,676